Debt - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,515,327	$ 1,571,587
Beginning Balance	1,662,931
Cash flows	(640,334)	(655,191)
New debt	95,000	225,000	$ 147,798
Non-cash transactions	131,950	373,931
Ending balance	1,249,547	1,515,327	1,571,587
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,287,248	1,174,581
Cash flows	(426,827)	(401,333)
New debt	95,000	225,000
Non-cash transactions	100,000	289,000
Ending balance	1,055,421	1,287,248	1,174,581
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	375,683	397,006
Cash flows	(103,069)	(106,254)
New debt	0
Non-cash transactions	31,950	84,931
Ending balance	304,564	375,683	$ 397,006
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	(147,604)
Beginning Balance	0
Cash flows	(110,438)	(147,604)
New debt	0	0
Non-cash transactions	0	0
Ending balance	$ (110,438)	$ (147,604)